LEASES	12 Months Ended
Dec. 31, 2023
LEASES
LEASES

10. LEASES

(a) The Group as a lessee

The Group has operating leases for sales stores (including brokerage sales stores, transaction closing service centers and home renovation and furnishing service stores), administrative offices, entrusted houses and land use rights in China. The recognition of whether a contract arrangement contains a lease is made by evaluating whether the arrangement conveys the right to use an identified asset and whether the Group obtains substantially all the economic benefits from and has the ability to direct the use of the asset.

Operating lease assets and liabilities are included in the items of “Right-of-use assets”, “Lease liabilities current portion”, and “Lease liabilities non-current portion” on consolidated balance sheets.

The components of lease cost for the years ended December 31, 2021, 2022 and 2023 were listed as follows:

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB

	(in thousands)
Operating lease cost	3,586,026	4,216,897	7,785,841
Short‑term lease cost	47,769	39,941	50,659
Total	3,633,795	4,256,838	7,836,500

Supplemental cash flows information related to leases was as follows:

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB

	(in thousands)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows payment from operating leases	3,413,301	3,652,435	7,965,277
Right‑of‑use assets obtained in exchange for lease liabilities:
Total right‑of‑use assets obtained in exchange for new operating lease liabilities	5,749,581	11,427,030	15,489,351

The components of right‑of‑use assets obtained in exchange for new operating lease liabilities were as follows:

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB

	(in thousands)

Right‑of‑use assets obtained in exchange for lease liabilities
Store leases	4,341,144	4,054,404	3,262,410
Administrative office leases	1,168,547	493,255	273,088
Leases of rental property management services	239,890	6,879,371	11,953,853
Total	5,749,581	11,427,030	15,489,351

10. LEASES (CONTINUED)

Supplemental balance sheet information related to leases was as follows:

	As of December 31,
	2022	2023
	RMB	RMB

	(in thousands)

Operating leases
Store leases	5,269,031	5,460,840
Administrative office leases	629,724	626,652
Leases of rental property management services	5,300,127	11,447,181
Land use rights	85,188	83,242
Total operating lease assets	11,284,070	17,617,915
Operating lease liabilities, current	4,972,345	9,368,607
Operating lease liabilities, non‑current	6,599,930	8,327,113
Total operating lease liabilities	11,572,275	17,695,720

	For the Year Ended December 31,
	2021	2022	2023

Weighted‑average remaining lease term (in years)
Operating leases	3.25	2.90	2.43
Land use rights	41.34	44.17	43.18

Weighted‑average discount rate
Operating leases	4.8%	4.5%	4.3%
Land use rights	5.3%	4.7%	4.7%

Maturities of lease liabilities were as follows:

As of
December 31,
2023
RMB
(in thousands)
2024	9,645,224
2025	5,484,022
2026	1,618,295
2027	646,558
2028	356,789
Thereafter	657,608
Total undiscounted lease payments	18,408,496
Less: imputed interest	(712,776)
Total lease liabilities	17,695,720

The Group’s lease agreements generally do not contain an option for the Group to renew a lease for a term agreed by the Group. The Group’s lease agreements generally do not contain any residual value guarantees or material restrictive covenants. Payments under the lease arrangements are primarily fixed.

10. LEASES (CONTINUED)

(b) The Group as a lessor

The Group generates revenues from rental property management services as a lessor. Lease income recognized for the years ended December 31, 2021, 2022 and 2023 amounted to RMB635.6 million, RMB1,523.0 million and RMB6,002.5 million, respectively.

Maturities of undiscounted lease payments to be received were as follows:

As of
December 31,
2023
RMB
(in thousands)
2024	6,856,443
2025	868,460
2026	94,340
2027	17,366
2028	11,062
Thereafter	35,344
Total undiscounted lease payments	7,883,015